Net Parent Investment (Tables)	12 Months Ended
Dec. 31, 2019
Net Parent Investment
Schedule of net parent investment
Net parent investment	2019		2018

Capital stock	Ps.	55,985	55,985
Retained earnings		218,376	24,234
Other comprehensive income		121	45

	Ps.	274,482	80,264

Schedule of net parent investment number of shares integrated
	Betterware de México, S.A.P.I. de C.V. (formerly Betterware de México, S.A. de C.V.)			BLSM Latino América Servicios, S.A. de C.V.
	2019	2018	2017	2019	2018	2017

Fixed capital	5,000	5,000	5,000	5,000	5,000	5,000
Variable capital	5,032,939	5,032,939	4,786,193	3,654,378	3,654,378	3,475,150

	5,037,939	5,037,939	4,791,193	3,659,378	3,659,378	3,480,150